Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Assets	£ 707,985	£ 692,673	£ 720,053
Assets of disposal groups	64	902
Cash and balances at central banks
Financial instruments
Financial Assets	92,994	104,262
Assets	92,994	104,262
Trading assets
Financial instruments
Financial Assets	48,917	45,551
Assets	48,917	45,551
Derivatives
Financial instruments
Financial Assets	78,406	78,904
Assets	78,406	78,904
Net hedging derivative assets	118	114
Settlement balances
Financial instruments
Financial Assets	2,085	7,231
Assets	2,085	7,231
Loans to banks - amortised cost
Financial instruments
Assets	6,030	6,914
Items in course of collection from other banks	59	255
Loans to customers - amortised cost
Financial instruments
Assets	400,326	381,433
Finance lease receivable	8,998	8,731
Other financial assets
Financial instruments
Financial Assets	63,243	51,102
Assets	63,243	51,102
Intangible assets other than goodwill
Financial instruments
Assets	7,588	7,614
Other assets
Financial instruments
Assets	8,396	9,662
Other assets
Financial instruments
Assets	15,984	17,276
Other assets | Level 3
Financial instruments
Assets of disposal groups	0	841
Other assets | Intangible assets other than goodwill
Financial instruments
Assets	7,588	7,614
Other assets | Other assets
Financial instruments
Assets	8,396	9,662
MVFTPL
Financial instruments
Financial Assets	128,000	125,100
Assets	128,121	125,158
MVFTPL | Trading assets
Financial instruments
Assets	48,917	45,551
MVFTPL | Derivatives
Financial instruments
Assets	78,406	78,904
MVFTPL | Other financial assets
Financial instruments
Assets	798	703
DFV
Financial instruments
Assets	5	5
DFV | Other financial assets
Financial instruments
Assets	5	5
FVOCI
Financial instruments
Assets	37,843	28,699
FVOCI | Other financial assets
Financial instruments
Assets	37,843	28,699
Amortised cost
Financial instruments
Assets	526,032	521,535
Amortised cost | Cash and balances at central banks
Financial instruments
Assets	92,994	104,262
Amortised cost | Settlement balances
Financial instruments
Assets	2,085	7,231
Amortised cost | Loans to banks - amortised cost
Financial instruments
Assets	6,030	6,914
Amortised cost | Loans to customers - amortised cost
Financial instruments
Assets	400,326	381,433
Amortised cost | Other financial assets
Financial instruments
Assets	£ 24,597	£ 21,695